PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment include the following:

	December 31, 2021	December 31, 2020

Marketing equipment	$32,261	$32,261
Vehicles	277,886	277,886
Property and equipment gross	310,147	310,147
Less: Accumulated depreciation	(309,247)	(304,881)
Net property and equipment	$900	$5,266